Shareholder Fees - Pinnacle Value Fund - Pinnacle Value Fund	May 01, 2025
Prospectus [Line Items]
Maximum sales load imposed on purchases	none
Maximum sales load imposed on reinvested dividends or capital gains	none
Redemption fee paid to Fund for shares held less than one year	1.00%